Long-Term Investments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Held-to-maturity investments, amortized cost basis	$ 815	$ 955
Common Stock [Member]
Impairment charge	7
Investments	$ 0	0
Common Stock [Member] | Boston Systems Private Limited [Member]
Stock held	6,927
Cumulative Redeemable Preference Securities [Member]
Held-to-maturity investments, amortized cost basis	$ 798	761
Cumulative Redeemable Preference Securities [Member] | Aeries Technology Products And Strategies Private Ltd [Member]
Stock held	4,500,000
Series A Redeemable Preference Securities [Member]
Held-to-maturity investments, amortized cost basis	$ 814	$ 803
Series A Redeemable Preference Securities [Member] | Aeries Financial Technologies Private Ltd [Member]
Stock held	349,173